Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statement of comprehensive income
Profit after tax for the period		£ 1,475	£ 1,111	£ 1,119
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets		(132)	(420)	598
Exchange movements on overseas net assets of non-controlling interests		(2)	(7)	(10)
Fair value movements on cash flow hedges		(1)	8	204
Reclassification of cash flow hedges to income statement		(33)	(23)	(18)
Related tax on items that may be subsequently reclassified to income statement	[1]	8	4	(44)
Total		(160)	(438)	730
Items that will not be reclassified to income statement:
Remeasurement gains on defined benefit plan		19	5	123
Related tax on items that will not be reclassified to the income statement		(7)	1	(29)
Total		12	6	94
Other comprehensive (expenses)/income, net of tax for the period		(148)	(432)	824
Total comprehensive income, net of tax for the period		1,327	679	1,943
Total comprehensive income for the period attributable to:
Shareholders of the Group		1,296	624	1,894
Non-controlling interests		£ 31	£ 55	£ 49

[1]	Includes tax on fair value movements on cash flow hedges of £nil (2023: £(2)m), netted off by tax on reclassification of cash flow hedges to the income statement of £8m (2023: £6m).